Expenses by nature (Footnotes) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Depreciation of POS	R$ 773,048	R$ 695,685	R$ 640,798
LTIP amortizations	57,812	46,356	31,903
Assets amortizations of acquired companies	R$ 21,633	R$ 19,778	R$ 18,466